UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			    WASHINGTON D.C. 20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.):   [ ] is a restatement
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Webb Capital Management LLP
Address:	101 California Street
		San Francisco, CA 94111
		United States

Form 13F File Number: 028-10063

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Vincent Schrupp
Title:		Administrator
Phone:		(415)675-3224

Signature, Place, and Date of Signing:


Vincent Schrupp   San Francisco, CA  		01/31/03
[Signature]	    [City, State]		[Date]

Report Type:

[ ] 13F HOLDING REPORT.
[X] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT.

Form 13F File Number Name
28-10064	CI Mutual Funds Inc.